Feb-07-06 01:13pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-338 P.002/004 F-298

Manager
Securities Operations

CERTNYS

NYSE

[redacted]

06020120

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-9044

February 7, 2006

PROCESSED
FEB 03 2006
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DUKE REALTY CORPORATION, Depositary Shares (Each representing 1/10th of a 6.95% Series M Cumulative Redeemable Preferred Share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 7, 2006. Tentative listing date – February 8, 2006.

Sincerely,

Paulat Madho